Investments - Gross Unrealized Losses on Securities in Continuous Loss Position (Details) $ in Millions	Dec. 31, 2017 USD ($) securities	Dec. 31, 2016 USD ($) securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 6,639.5	$ 12,989.9
Less Than 12 Months, Gross Unrealized Losses	$ (52.3)	$ (247.2)
Less Than 12 Months, Number of Securities | securities	834	1,337
12 Months or More, Fair Value	$ 3,354.0	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (84.8)	$ 0.0
12 Months or More, Number of Securities | securities	540	0
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 111.2	$ 273.4
Less Than 12 Months, Gross Unrealized Losses	$ (0.3)	$ (5.6)
Less Than 12 Months, Number of Securities | securities	4	41
12 Months or More, Fair Value	$ 206.2	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (4.6)	$ 0.0
12 Months or More, Number of Securities | securities	30	0
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 311.8	$ 758.8
Less Than 12 Months, Gross Unrealized Losses	$ (2.8)	$ (13.5)
Less Than 12 Months, Number of Securities | securities	48	118
12 Months or More, Fair Value	$ 169.7	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (4.1)	$ 0.0
12 Months or More, Number of Securities | securities	36	0
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 4,963.8	$ 8,282.2
Less Than 12 Months, Gross Unrealized Losses	$ (34.3)	$ (151.7)
Less Than 12 Months, Number of Securities | securities	396	546
12 Months or More, Fair Value	$ 1,257.7	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (26.2)	$ 0.0
12 Months or More, Number of Securities | securities	82	0
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 693.4	$ 2,358.1
Less Than 12 Months, Gross Unrealized Losses	$ (7.7)	$ (52.2)
Less Than 12 Months, Number of Securities | securities	176	467
12 Months or More, Fair Value	$ 1,509.9	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (42.1)	$ 0.0
12 Months or More, Number of Securities | securities	351	0
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 296.5	$ 449.6
Less Than 12 Months, Gross Unrealized Losses	$ (1.4)	$ (6.4)
Less Than 12 Months, Number of Securities | securities	24	54
12 Months or More, Fair Value	$ 60.5	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (1.7)	$ 0.0
12 Months or More, Number of Securities | securities	19	0
Collateralized loan obligations
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 10.0	$ 384.2
Less Than 12 Months, Gross Unrealized Losses	$ 0.0	$ (3.8)
Less Than 12 Months, Number of Securities | securities	1	27
12 Months or More, Fair Value	$ 0.0	$ 0.0
12 Months or More, Gross Unrealized Losses	$ 0.0	$ 0.0
12 Months or More, Number of Securities | securities	0	0
Other debt obligations
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 218.0	$ 388.6
Less Than 12 Months, Gross Unrealized Losses	$ (2.5)	$ (6.8)
Less Than 12 Months, Number of Securities | securities	32	48
12 Months or More, Fair Value	$ 109.3	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (3.0)	$ 0.0
12 Months or More, Number of Securities | securities	13	0
Total fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 6,604.7	$ 12,894.9
Less Than 12 Months, Gross Unrealized Losses	$ (49.0)	$ (240.0)
Less Than 12 Months, Number of Securities | securities	681	1,301
12 Months or More, Fair Value	$ 3,313.3	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (81.7)	$ 0.0
12 Months or More, Number of Securities | securities	531	0
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Less Than 12 Months, Fair Value	$ 34.8	$ 95.0
Less Than 12 Months, Gross Unrealized Losses	$ (3.3)	$ (7.2)
Less Than 12 Months, Number of Securities | securities	153	36
12 Months or More, Fair Value	$ 40.7	$ 0.0
12 Months or More, Gross Unrealized Losses	$ (3.1)	$ 0.0
12 Months or More, Number of Securities | securities	9	0